Severance Indemnities and Pension Plans (Expected Contributions to Plan Assets in Next Fiscal Year) (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions to plan assets in next fiscal year	¥ 53.7
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions to plan assets in next fiscal year	26.9
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions to plan assets in next fiscal year	¥ 2.8